STOCK OPTION PLAN (Schedule of Changes in Outstanding Stock Options) (Details) (Stock Options [Member], USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Stock Options [Member]
Number of Options
Balance at beginning of year	8,353,185	4,104,487	11,604,404
Granted	13,288,785	8,079,185
Exercised	(13,050,000)	(1,532,325)	(6,791,361)
Forfeited		(2,298,162)	(708,556)
Balance at end of year	8,591,970	8,353,185	4,104,487
Options exercisable at end of year		1,307,333	3,647,720
Weighted Average Exercise Price
Balance at beginning of year	$ 0.0773	$ 0.375	$ 0.27
Granted	$ 0.074	$ 0.079	$ 0
Exercised	$ 0.074	$ 0.167	$ 0.19
Forfeited	$ 0	$ 0.554	$ 0.50
Balance at end of year	$ 0.077	$ 0.0773	$ 0.375
Options exercisable at end of year		$ 0.0649	$ 0.40
Weighted average fair value of options granted or re-priced during the year		$ 0.079	$ 0
Aggregate Intrinsic Value
Balance at end of year	$ 31,437	$ 45,409	$ 184,493
Options exercisable at end of year			$ 155,252